Cost of Sales, Selling Expenses and Administrative Expenses	12 Months Ended
Dec. 31, 2020
Cost of Sales, Selling Expenses and Administrative Expenses
Cost of Sales, Selling Expenses and Administrative Expenses

21.Cost of Sales, Selling Expenses and Administrative Expenses

Cost of sales represents primarily the production cost of programming, acquired programming and transmission rights at the moment of broadcasting or at the time the produced programs are sold and became available for broadcast (see Note 8). Such cost of sales also includes benefits to employees and post-employment benefits, network maintenance and interconnections, satellite links, paper and printing, depreciation of property, plant and equipment, leases of real estate property, and amortization of intangible assets.

Selling expenses and administrative expenses include primarily benefits to employees, sale commissions, postemployment benefits, share-based compensation to employees, depreciation of property, plant and equipment, leases of real estate property, and amortization of intangibles.

The amounts of depreciation, amortization and other amortization included in cost of sales, selling expenses and administrative expenses for the years ended December 31, 2020, 2019 and 2018, were as follows:

	2020		2019		2018
Cost of sales	Ps.	16,775,214	Ps.	16,035,227	Ps.	14,147,169
Selling expenses		1,473,940		1,695,616		1,694,966
Administrative expenses		3,392,496		3,809,379		4,436,746
	Ps.	21,641,650	Ps.	21,540,222	Ps.	20,278,881

The amounts of expenses related to IFRS 16 included in cost of sales, selling expenses and administrative expenses for the year ended December 31, 2020, were as follows:

	2020
Expenses relating to variable lease payment not included in the measurement of the lease liability	Ps.	103,340
Expenses relating to short-term leases and leases of low-value assets		234,673
Total	Ps.	338,013

Expenses related to short -term employee benefits, share-based compensation and post-employment benefits and incurred by the Group for the years ended December 31, 2020, 2019 and 2018, were as follows:

	2020		2019		2018
Short-term employee benefits	Ps.	17,921,266	Ps.	16,821,651	Ps.	16,000,255
Other short-term employee benefits		1,396,804		1,210,671		949,294
Share-based compensation		984,356		1,129,644		1,327,549
Post-employment benefits		292,026		259,064		171,156
	Ps.	20,594,452	Ps.	19,421,030	Ps.	18,448,254